Vessels and subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Vessels and subsidiaries [Abstract]
Vessel Subsidiaries
The vessels are owned by companies incorporated in the Marshall Islands or the Cayman Islands. The Company directly owns 100% of the vessel subsidiaries. The primary activity of each of the vessel subsidiaries is the ownership and operation of a Vessel. In addition, the Company has a vessel-chartering subsidiary and three subsidiaries, DHT Management S.A.M. (Monaco), DHT Management AS (Norway) and DHT Ship Management (Singapore) Pte. Ltd., that perform management services for DHT and its subsidiaries. The following table sets out the details of the vessel subsidiaries included in these consolidated financial statements:

Company	Vessel name	Dwt	Flag State	Year Built
DHT Mustang Inc	DHT Mustang	317,975	Hong Kong	2018
DHT Bronco Inc	DHT Bronco	317,975	Hong Kong	2018
DHT Colt Inc	DHT Colt	319,713	Hong Kong	2018
DHT Stallion Inc	DHT Stallion	319,713	Hong Kong	2018
DHT Tiger Limited	DHT Tiger	299,629	Hong Kong	2017
DHT Harrier Inc	DHT Harrier	299,985	Hong Kong	2016
DHT Puma Limited	DHT Puma	299,629	Hong Kong	2016
DHT Panther Limited	DHT Panther	299,629	Hong Kong	2016
DHT Osprey Inc	DHT Osprey	299,999	Hong Kong	2016
DHT Lion Limited	DHT Lion	299,629	Hong Kong	2016
DHT Leopard Limited	DHT Leopard	299,629	Hong Kong	2016
DHT Jaguar Limited	DHT Jaguar	299,629	Hong Kong	2015
DHT Opal Inc	DHT Opal	320,105	Hong Kong	2012
Samco Theta Ltd	DHT Sundarbans	314,249	RIF	2012
Samco Iota Ltd	DHT Taiga	314,249	Hong Kong	2012
DHT Peony Inc	DHT Peony	320,013	Hong Kong	2011
DHT Lotus Inc	DHT Lotus	320,142	Hong Kong	2011
Samco Eta Ltd	DHT Amazon	314,249	RIF	2011
Samco Kappa Ltd	DHT Redwood	314,249	Hong Kong	2011
DHT Edelweiss Inc	DHT Edelweiss	301,021	Hong Kong	2008
Samco Epsilon Ltd	DHT China	317,794	Hong Kong	2007
Samco Delta Ltd	DHT Europe	317,713	Hong Kong	2007
DHT Bauhinia Inc	DHT Bauhinia	301,019	Hong Kong	2007
DHT Hawk Inc	DHT Hawk	298,923	Hong Kong	2007
Samco Gamma Ltd	DHT Scandinavia	317,826	Hong Kong	2006
DHT Falcon Inc	DHT Falcon	298,971	Hong Kong	2006
DHT Lake Inc	DHT Lake*	298,564	Hong Kong	2004
DHT Raven Inc	DHT Raven*	298,563	Hong Kong	2004
DHT Condor, Inc.	DHT Condor*	320,050	Hong Kong	2004
* In 2021, the Company entered into three separate agreements to sell its three 2004 built VLCCs, DHT Raven, DHT Lake and DHT Condor, for an aggregate of $88.75 million. DHT Raven was delivered in April, DHT Lake was delivered in May, and DHT Condor was delivered in July 2021. A gain of $15.2 million was recorded in relation to the sale of these VLCCs.

Vessels and Time Charter Contracts
Vessels and time charter contracts

(Dollars in thousands)	Vessels	Drydock	Scrubbers	Time charter contracts	Total
Cost
As of January 1, 2021	2,020,690	51,843	51,071	6,600	2,130,204
Additions	66,531	139	1,486	-	68,156
Transferred from vessels upgrades	75,417	30,158	17,333	-	122,907
Disposals	(110,713)	(27,772)	(10,579)	(6,600)	(155,664)
As of December 31, 2021	2,051,924	54,368	59,311	-	2,165,604

Accumulated depreciation and impairment
As of January 1, 2021	(596,709)	(30,880)	(20,032)	(6,148)	(653,769)
Charge for the period	(94,700)	(13,270)	(19,322)	(452)	(127,743)
Disposals	44,905	26,383	5,866	6,600	83,754
As of December 31, 2021	(646,504)	(17,766)	(33,488)	-	(697,758)

Net book value
As of December 31, 2021	1,405,420	36,602	25,824	-	1,467,846

Cost
As of January 1, 2020	2,015,795	50,868	42,482	6,600	2,115,745
Transferred from vessels upgrades	4,896	9,480	8,589	-	22,964
Disposals	-	(8,505)	-	-	(8,505)
As of December 31, 2020	2,020,690	51,843	51,071	6,600	2,130,204

Accumulated depreciation and impairment
As of January 1, 2020	(487,996)	(26,629)	(6,507)	(5,170)	(526,301)
Charge for the period	(96,153)	(12,756)	(13,525)	(978)	(123,412)
Impairment charges	(12,560)	-	-	-	(12,560)
Disposals	-	8,505	-	-	8,505
As of December 31, 2020	(596,709)	(30,880)	(20,032)	(6,148)	(653,769)

Net book value
As of December 31, 2020	1,423,981	20,963	31,039	452	1,476,436

Vessel upgrades
As of January 1, 2021	2,788	3,265	11,216	-	17,269
Additions	72,861	27,033	6,117	-	106,010
Transferred to vessels	(75,417)	(30,158)	(17,333)	-	(122,907)
As of December 31, 2021	232	140	-	-	372

As of January 1, 2020	1,371	-	10,281	-	11,652
Additions	6,313	12,745	9,524	-	28,581
Transferred to vessels	(4,896)	(9,480)	(8,589)	-	(22,964)
As of December 31, 2020	2,788	3,265	11,216	-	17,269

Time Charter Contracts	Time charter contracts
Expected useful life		Carrying amount
(Dollars in thousands)		2021	2020
DHT China charter	Finite	-	452
Total		-	452